Other Non-Current Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Payments for vessels improvements	$ 28,383	$ 43,824
Vessels improvements
Payments for vessels improvements	$ 16,093		$ 4,088